As filed with Securities and Exchange Commission on October 24, 2008
                                                  Commission File Nos. 333-70384
                                                                       811-08401

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                 --------------

                                    FORM N-4
                                 --------------

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.                | |

Post-Effective Amendment No. 35            |X|

                           and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 139                          |X|

                                 --------------
                            JNLNY Separate Account I
                           (Exact Name of Registrant)
                                 --------------

               Jackson National Life Insurance Company of New York
                               (Name of Depositor)

                2900 Westchester Avenue, Purchase, New York 10577
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including Area Code: (517) 381-5500

                              Thomas J. Meyer, Esq.
              Senior Vice President, Secretary and General Counsel
                     Jackson National Life Insurance Company
                                 1 Corporate Way
                                Lansing, MI 48951
                     (Name and Address of Agent for Service)

                                    Copy to:

                            Anthony L. Dowling, Esq.
                     Jackson National Life Insurance Company
                                 1 Corporate Way
                                Lansing, MI 48951

It is proposed that this filing will become effective:

___  immediately upon filing pursuant to paragraph (b)
___  on [date], pursuant to paragraph (b)
_X_  60 days after filing pursuant to paragraph (a)(1)
___  on [date] pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

___ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: the variable portion of Flexible Premium Fixed and Variable Deferred Annuity contracts.

EXPLANATORY NOTE: This Amendment supplements the prospectus. Part C is also amended as indicated. The amendment does not otherwise delete, amend, or supersede any other information in the registration statement, as previously amended, including exhibits and undertakings. Accordingly, Parts A and B of Post-Effective Amendment No. 34 as filed on October 3, 2008 (Accession No. 0001072423-08-000006), as thereafter supplemented, are hereby incorporated by reference.

THE INFORMATION IN THIS SUPPLEMENT MAY BE CHANGED. WE MAY NOT SELL BASED ON THIS SUPPLEMENT UNTIL THE POST-EFFECTIVE AMENDMENT TO THE REGISTRATION STATEMENT, FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, IS EFFECTIVE. THIS SUPPLEMENT IS NOT AN OFFER TO SELL, AND IS NOT SOLICITING AN OFFER TO PURCHASE, IN ANY STATE WHERE THE OFFER OR SALE OF THESE SECURITIES IS NOT PERMITTED.

                       SUPPLEMENT DATED DECEMBER 23, 2008
                   TO THE PROSPECTUS DATED OCTOBER 6, 2008 FOR

                                PERSPECTIVE II(R)

        ISSUED BY JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK(R)
                       THROUGH JNLNY SEPARATE ACCOUNT - I

THIS SUPPLEMENT UPDATES THE PROSPECTUS FOR CONTRACTS SOLD ON OR AFTER JANUARY 12, 2009. PLEASE READ AND KEEP IT TOGETHER WITH YOUR COPY OF THE PROSPECTUS FOR FUTURE REFERENCE.

--------------------------------------------------------------------------------
* Under CONTRACT CHARGES, in the subsection entitled "For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up ("LifeGuard Freedom GMWB") Charge," please replace the second sentence of the second paragraph with the following.

          We may also change the charge when there is a Step-Up on or after the fifth Contract Anniversary (eleventh Contract Anniversary if this endorsement is added to the Contract BEFORE JANUARY 12, 2009), again subject to the maximum annual charge.

--------------------------------------------------------------------------------
* Under CONTRACT CHARGES, in the subsection entitled "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up ("LifeGuard Freedom GMWB With Joint Option") Charge," please replace the second sentence of the second paragraph with the following.

          We may also change the charge when there is a Step-Up on or after the fifth Contract Anniversary (eleventh Contract Anniversary if this endorsement is added to the Contract BEFORE JANUARY 12, 2009), again subject to the maximum annual charge.

--------------------------------------------------------------------------------
* Under ACCESS TO YOUR MONEY, in the subsection entitled "7% Guaranteed Minimum Withdrawal Benefit ("SafeGuard 7 Plus")," in the part entitled "CONVERSION," please replace the fourth paragraph with the following.

          Converting your 7% GMWB to LifeGuard Freedom GMWB or LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, re-determination of the GAWA%, annual Step-Ups of the GWB to the highest quarterly Contract Value over the life of the Contract (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups. It would also be advantageous if you desire lifetime income versus a return of premium guarantee. Additionally, conversion to LifeGuard Freedom GMWB with Joint Option will provide spousal continuation of the lifetime income feature. However, as noted above, you will be increasing the cost of your GMWB when converting to the new benefit. You may also be receiving a lower GAWA percentage under LifeGuard Freedom GMWB or LifeGuard Freedom GMWB with Joint Option instead of the current 7% you are receiving under your 7% GMWB. Additionally, the For Life Guarantee is not effective until the Contract Anniversary on or immediately following the Owner's (or with joint Owners, the oldest Owner's) attained age of 59 1/2 for LifeGuard Freedom GMWB. For LifeGuard Freedom GMWB with Joint Option, the For Life Guarantee is not effective until the Contract Anniversary on or immediately following the youngest Covered Life's attained age of 59 1/2.

--------------------------------------------------------------------------------
* Under ACCESS TO YOUR MONEY, in the subsection entitled "5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up ("AutoGuard 5")," in the part entitled "CONVERSION," please replace the fourth paragraph with the following.

          Converting your 5% GMWB With Annual Step-Up to LifeGuard Freedom GMWB or LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, re-determination of the GAWA%, annual Step-Ups of the GWB to the highest quarterly Contract Value over the life of the Contract (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups. It would also be advantageous if you desire lifetime income versus a return of premium guarantee. Additionally, conversion to LifeGuard Freedom GMWB with Joint Option will provide spousal continuation of the lifetime income feature. However, as noted above, you will be increasing the cost of your GMWB when converting to the new benefit. Additionally, the For Life Guarantee is not effective until the Contract Anniversary on or immediately following the Owner's (or with joint Owners, the oldest
          Owner's) attained age of 59 1/2 for LifeGuard Freedom GMWB. For LifeGuard Freedom GMWB with Joint Option, the For Life Guarantee is not effective until the Contract Anniversary on or immediately following the youngest Covered Life's attained age of 59 1/2. Because the GAWA percentage under LifeGuard Freedom GMWB and LifeGuard Freedom GMWB with Joint Option varies according to age group and is determined based on the attained age at the time of the first withdrawal, your GAWA percentage may increase or decrease, depending on the age at which you convert and depending on when you take your first withdrawal after conversion.

--------------------------------------------------------------------------------
* Under ACCESS TO YOUR MONEY, in the subsection entitled "6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up ("AutoGuard 6")," in the part entitled "CONVERSION," please replace the third paragraph with the following.

          There are several important factors to consider when deciding whether to convert your 6% GMWB With Annual Step-Up. Converting your 6% GMWB With Annual Step-Up to LifeGuard Freedom GMWB or LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, re-determination of the GAWA%, annual Step-Ups of the GWB to the highest quarterly Contract Value overr the life of the Contract (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups. It would also be advantageous if you desire lifetime income versus a return of premium guarantee. Additionally, conversion to LifeGuard Freedom GMWB with Joint Option will provide spousal continuation of the lifetime income feature. However, as noted above, you will be increasing the cost of your GMWB when converting to the new benefit. Additionally, the For Life Guarantee is not effective until the Contract Anniversary on or immediately following the Owner's (or with joint Owners, the oldest Owner's) attained age of 59 1/2 for LifeGuard Freedom GMWB. For LifeGuard Freedom GMWB with Joint Option, the For Life Guarantee is not effective until the Contract Anniversary on or immediately following the youngest Covered Life's attained age of 59 1/2. Because the GAWA percentage under LifeGuard Freedom GMWB and LifeGuard Freedom GMWB with Joint Option varies according to age group and is determined based on the attained age at the time of the first withdrawal, your GAWA percentage may increase or decrease, depending on the age at which you convert and depending on when you take your first withdrawal after conversion.

--------------------------------------------------------------------------------
* Under ACCESS TO YOUR MONEY, in the subsection entitled "5% Guaranteed Minimum Withdrawal Benefit Without Step-Up ("MarketGuard 5")," in the part entitled "CONVERSION," please replace the fifth paragraph with the following.

          Converting your 5% GMWB Without Step-Up to LifeGuard Freedom GMWB or LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, re-determination of the GAWA%, annual Step-Ups of the GWB to the highest quarterly Contract Value over the life of the Contract (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups. It would also be advantageous if you desire lifetime income versus a return of premium guarantee. Additionally, conversion to LifeGuard Freedom GMWB with Joint Option will provide spousal continuation of the lifetime income feature. However, as noted above, you will be increasing the cost of your GMWB when converting to the new benefit. Additionally, the For Life Guarantee is not effective until the Contract Anniversary on or immediately following the Owner's (or with joint Owners, the oldest
          Owner's) attained age of 59 1/2 for LifeGuard Freedom GMWB. For LifeGuard Freedom GMWB with Joint Option, the For Life Guarantee is not effective until the Contract Anniversary on or immediately following the youngest Covered Life's attained age of 59 1/2. Because the GAWA percentage under LifeGuard Freedom GMWB and LifeGuard Freedom GMWB with Joint Option varies according to age group and is determined based on the attained age at the time of the first withdrawal, your GAWA percentage may increase or decrease, depending on the age at which you convert and depending on when you take your first withdrawal after conversion.

--------------------------------------------------------------------------------
* Under ACCESS TO YOUR MONEY, in the subsection entitled "5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up ("LifeGuard Protector")," in the part entitled "CONVERSION," please replace the third paragraph with the following.

          There are several important factors to consider when deciding whether to convert your 5% for Life GMWB With Annual Step-Up. Converting your 5% for Life GMWB With Annual Step-Up to LifeGuard Freedom GMWB or LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, re-determination of the GAWA%, annual Step-Ups of the GWB to the highest quarterly Contract Value over the life of the Contract (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups. Additionally, the For Life Guarantee is effective on the Contract Anniversary on or immediately following the Owner's (or with joint Owners, the oldest Owner's) attained age of 59 1/2 for LifeGuard Freedom GMWB or the youngest Covered Life's attained age of 59 1/2 for LifeGuard Freedom GMWB with Joint Option, instead of the attained age of 65 under your 5% for Life GMWB With Annual Step-Up. Furthermore, conversion to LifeGuard Freedom GMWB with Joint Option will provide spousal continuation of the lifetime income feature. However, as noted above, you will be increasing the cost of your GMWB when converting to the new benefit. Because the GAWA percentage under LifeGuard Freedom GMWB and LifeGuard Freedom GMWB with Joint Option varies according to age group and is determined based on the attained age at the time of the first withdrawal, your GAWA percentage may increase or decrease, depending on the age at which you convert and depending on when you take your first withdrawal after conversion.

--------------------------------------------------------------------------------
* Under ACCESS TO YOUR MONEY, in the subsection entitled "5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up ("LifeGuard Advantage")," in the part entitled "CONVERSION," please replace the third paragraph with the following.

          There are several important factors to consider when deciding whether to convert your 5% for Life GMWB With Bonus and Annual Step-Up. Converting your 5% for Life GMWB With Bonus and Annual Step-Up to LifeGuard Freedom GMWB or LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, re-determination of the GAWA% and annual Step-Ups of the GWB to the highest quarterly Contract Value over the life of the Contract (so long as the Contract is in the accumulation phase). Additionally, LifeGuard Freedom GMWB offers a bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups. Furthermore, conversion to LifeGuard Freedom GMWB with Joint Option will provide spousal continuation of the lifetime income feature. However, the For Life Guarantee is effective on the Contract Anniversary on or immediately following the Owner's (or with joint Owners, the oldest Owner's) attained age of 59 1/2 for LifeGuard Freedom GMWB or the youngest Covered Life's attained age of 59 1/2 for LifeGuard Freedom GMWB with Joint Option, instead of the attained age of 60 (attained age 65 if this GMWB was added to your Contract PRIOR TO DECEMBER 3, 2007) under your 5% for Life GMWB With Bonus and Annual Step-Up. For LifeGuard Freedom GMWB with Joint Option, subject to the age at which you convert, the bonus provision may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon Step-Ups. Because the GAWA percentage under LifeGuard Freedom GMWB and LifeGuard Freedom GMWB with Joint Option varies according to age group and is determined based on the attained age at the time of the first withdrawal, your GAWA percentage may increase or decrease, depending on the age at which you convert and depending on when you take your first withdrawal after conversion. Also depending on the age at which you convert, you may be increasing the cost of your GMWB when converting to LifeGuard Freedom GMWB. And you will be increasing the cost of your GMWB when converting to LifeGuard Freedom GWMB with Joint Option. Additionally when converting to LifeGuard Freedom GWMB with Joint Option, depending on the age at which you convert, you may be subject to a lower bonus than currently available under your 5% for Life GMWB With Bonus and Annual Step-Up.

--------------------------------------------------------------------------------
* Under ACCESS TO YOUR MONEY, in the subsection entitled "5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Five-Year Step-Up ("LifeGuard Protector Plus")," in the part entitled "CONVERSION," please replace the third paragraph with the following.

          There are several important factors to consider when deciding whether to convert your 5% for Life GMWB With Bonus and Five-Year Step-Up. Converting your 5% for Life GMWB With Bonus and Five-Year Step-Up to LifeGuard Freedom GMWB or LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, re-determination of the GAWA% and annual Step-Ups of the GWB to the highest quarterly Contract Value over the life of the Contract (so long as the Contract is in the accumulation phase). Additionally, LifeGuard Freedom GMWB offers a bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups. For LifeGuard Freedom GMWB with Joint Option, subject to the age at which you convert, the bonus provision may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon Step-Ups.
          Additionally, the For Life Guarantee is effective on the Contract Anniversary on or immediately following the Owner's (or with joint Owners, the oldest Owner's) attained age of 59 1/2 for LifeGuard Freedom GMWB or the youngest Covered Life's attained age of 59 1/2 for LifeGuard Freedom GMWB with Joint Option, instead of the attained age of 65 under your 5% for Life GMWB With Bonus and Five-Year Step-Up. Furthermore, conversion to LifeGuard Freedom GMWB with Joint Option will provide spousal continuation of the lifetime income feature. However, as noted above, you will be increasing the cost of your GMWB when converting to the new benefit. Because the GAWA percentage under LifeGuard Freedom GMWB and LifeGuard Freedom GMWB with Joint Option varies according to age group and is determined based on the attained age at the time of the first withdrawal, your GAWA percentage may increase or decrease, depending on the age at which you convert and depending on when you take your first withdrawal after conversion.

--------------------------------------------------------------------------------
* Under ACCESS TO YOUR MONEY, in the subsection entitled "Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up ("LifeGuard Protector With Joint Option")," in the part entitled "CONVERSION," please replace the third paragraph with the following.

          There are several important factors to consider when deciding whether to convert your Joint 5% for Life GMWB With Annual Step-Up. Converting your Joint 5% for Life GMWB With Annual Step-Up to LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, re-determination of the GAWA%, annual Step-Ups of the GWB to the highest quarterly Contract Value over the life of the Contract (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups. Additionally, the For Life Guarantee is effective on the Contract Anniversary on or immediately following the youngest Covered Life's attained age of 59 1/2 for LifeGuard Freedom GMWB with Joint Option, instead of the attained age of 65 under your Joint 5% for Life GMWB With Annual Step-Up. However, as noted above, you will be increasing the cost of your GMWB when converting to the new benefit. Because the GAWA percentage under LifeGuard Freedom GMWB with Joint Option varies according to age group and is determined based on the attained age at the time of the first withdrawal, your GAWA percentage may increase or decrease, depending on the age at which you convert and depending on when you take your first withdrawal after conversion.

--------------------------------------------------------------------------------
* Under ACCESS TO YOUR MONEY, in the subsection entitled "Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Five-Year Step-Up ("LifeGuard Protector Plus With Joint Option")," in the part entitled "CONVERSION," please replace the third paragraph with the following.

          There are several important factors to consider when deciding whether to convert your Joint 5% for Life GMWB With Bonus and Five-Year Step-Up. Converting your Joint 5% for Life GMWB With Bonus and Five-Year Step-Up to LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, re-determination of the GAWA% and annual Step-Ups of the GWB to the highest quarterly Contract Value over the life of the Contract (so long as the Contract is in the accumulation phase). For LifeGuard Freedom GMWB with Joint Option, subject to the age at which you convert, the bonus provision may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon Step-Ups. Additionally, the For Life Guarantee is effective on the Contract Anniversary on or immediately following the youngest Covered Life's attained age of 59 1/2 for LifeGuard Freedom GMWB with Joint Option, instead of the attained age of 65 under your Joint 5% for Life GMWB With Bonus and Five-Year Step-Up. However, as noted above, you will be increasing the cost of your GMWB when converting to the new benefit. Because the GAWA percentage under LifeGuard Freedom GMWB with Joint Option varies according to age group and is determined based on the attained age at the time of the first withdrawal, your GAWA percentage may increase or decrease, depending on the age at which you convert and depending on when you take your first withdrawal after conversion.

--------------------------------------------------------------------------------
* Under ACCESS TO YOUR MONEY, in the subsection entitled "For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up ("LifeGuard Ascent")," in the part entitled "CONVERSION," please replace the third paragraph with the following.

          There are several important factors to consider when deciding whether to convert your For Life GMWB With Annual Step-Up. Converting your For Life GMWB With Annual Step-Up to LifeGuard Freedom GMWB or LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, annual Step-Ups of the GWB to the highest quarterly Contract Value over the life of the Contract (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups. In addition, conversion to LifeGuard Freedom GMWB with Joint Option will provide spousal continuation of the lifetime income feature. However, as noted above, you will be increasing the cost of your GMWB when converting to LifeGuard Freedom GWMB with Joint Option. Furthermore, the For Life Guarantee is not effective until the Contract Anniversary on or immediately following the Owner's (or with joint Owners, the oldest Owner's) attained age of 59 1/2 for LifeGuard Freedom GMWB or the youngest Covered Life's attained age of 59 1/2 for LifeGuard Freedom GMWB with Joint Option instead of on the effective date of the endorsement under your For Life GMWB With Annual Step-Up. Because the GAWA percentage under LifeGuard Freedom GMWB and LifeGuard Freedom GMWB with Joint Option varies according to age group and is determined based on the attained age at the time of the first withdrawal, your GAWA percentage may increase or decrease, depending on the age at which you convert and depending on when you take your first withdrawal after conversion.

--------------------------------------------------------------------------------
* Under ACCESS TO YOUR MONEY, in the subsection entitled "Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up ("LifeGuard Ascent With Joint Option")," in the part entitled "CONVERSION," please replace the third paragraph with the following.

          There are several important factors to consider when deciding whether to convert your Joint For Life GMWB With Annual Step-Up. Converting your Joint For Life GMWB With Annual Step-Up to LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, annual Step-Ups of the GWB to the highest quarterly Contract Value over the life of the Contract (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups. However, as noted above, you will be increasing the cost of your GMWB when converting to the new benefit. Additionally, the For Life Guarantee is not effective until the Contract Anniversary on or immediately following the youngest Covered Life's attained age of 59 1/2 for LifeGuard Freedom GMWB with Joint Option instead of on the effective date of the endorsement under your For Life GMWB With Annual Step-Up. Because the GAWA percentage under LifeGuard Freedom GMWB with Joint Option varies according to age group and is determined based on the attained age at the time of the first withdrawal, your GAWA percentage may increase or decrease, depending on the age at which you convert and depending on when you take your first withdrawal after conversion.

--------------------------------------------------------------------------------
* Under ACCESS TO YOUR MONEY, in the subsection entitled "For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up ("LifeGuard Freedom GMWB")," please replace the corresponding part of the beginning of the subsection with the following.

          FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS AND ANNUAL STEP-UP ("LIFEGUARD FREEDOM GMWB"). THE FOLLOWING DESCRIPTION OF THIS GMWB IS SUPPLEMENTED BY THE EXAMPLES IN APPENDIX D, PARTICULARLY EXAMPLE 2 FOR THE VARYING BENEFIT PERCENTAGE, EXAMPLES 6 AND 7 FOR THE STEP-UPS AND EXAMPLE 11 FOR THE GUARANTEED WITHDRAWAL BALANCE ADJUSTMENT. THIS GMWB GUARANTEES PARTIAL WITHDRAWALS DURING THE CONTRACT'S ACCUMULATION PHASE (I.E., BEFORE THE INCOME DATE) FOR THE LONGER OF:

          * The Owner's life (the "For Life Guarantee") if the For Life Guarantee is in effect;

                    The For Life Guarantee is based on the life of the first Owner to die with joint Owners. There are also other GMWB options for joint Owners that are spouses, as described below.

                    For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

                    The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner (or with joint Owners, the oldest Owner) attaining the age of 59 1/2. If the Owner (or oldest Owner) is 59 1/2 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

                    If this GMWB was added to your Contract ON OR AFTER OCTOBER 6, 2008, BUT BEFORE JANUARY 12, 2009, the For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner (or with joint Owners, the oldest Owner) attaining the age of 63. If the Owner (or oldest Owner) was 63 years old or older on the endorsement's effective date, then the For Life Guarantee became effective when this GMWB was added to the Contract.

                    The For Life Guarantee remains effective until the date this endorsement is terminated, as described below, or until the Continuation Date on which this GMWB endorsement is continued under spousal continuation. So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

          OR

          * Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

                    The GWB is the guaranteed amount available for future periodic withdrawals.

               BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

          Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

--------------------------------------------------------------------------------
* Under ACCESS TO YOUR MONEY, in the subsection entitled "For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up ("LifeGuard Freedom")," in the part entitled "WITHDRAWALS," please replace the first paragraph and corresponding table with the following.

          WITHDRAWALS. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal. If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner. (In the examples in Appendix D and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the "varying benefit percentage".)

          IF THIS GMWB WAS ADDED TO YOUR CONTRACT ON OR AFTER JANUARY 12, 2009, THE GAWA PERCENTAGE FOR EACH AGE GROUP IS:

                            Ages            GAWA Percentage
                     ------------------- ------------------------
                     ------------------- ------------------------
                          45 - 62                  4%
                          63 - 74                  5%
                          75 - 80                  6%
                            81+                    7%

          IF THIS GMWB WAS ADDED TO YOUR CONTRACT BEFORE JANUARY 12, 2009, T HE GAWA PERCENTAGE FOR EACH AGE GROUP IS:

                            Ages            GAWA Percentage
                     ------------------- ------------------------
                     ------------------- ------------------------
                          45 - 74                  5%
                          75 - 80                  6%
                            81+                    7%

--------------------------------------------------------------------------------
* Under ACCESS TO YOUR MONEY, in the subsection entitled "For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up ("LifeGuard Freedom GMWB")," in the part entitled "STEP-UP", please replace the first sentence of the third-to-last paragraph with the following.

          UPON STEP-UP ON OR AFTER THE 5TH CONTRACT ANNIVERSARY (11TH CONTRACT ANNIVERSARY IF THIS ENDORSEMENT IS ADDED TO THE CONTRACT BEFORE JANUARY 12, 2009) FOLLOWING THE EFFECTIVE DATE OF THIS GMWB, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM ANNUAL CHARGE OF 1.50%.

--------------------------------------------------------------------------------
* Under ACCESS TO YOUR MONEY, in the subsection entitled "For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up ("LifeGuard Freedom")," in the part entitled "CONVERSION," please replace the third paragraph with the following.

          There are several important factors to consider when deciding whether to convert your For Life GMWB With Bonus and Annual Step-Up. Converting your For Life GMWB With Bonus and Annual Step-Up to the newer version of LifeGuard Freedom GMWB or to LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, re-determination of the GAWA%, to reset the bonus provision upon Step-Ups of the Bonus Base over a certain time period (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups. Additionally, conversion to LifeGuard Freedom GMWB with Joint Option will provide spousal continuation of the lifetime income feature. However, as noted above, you will be increasing the cost of your GMWB when converting to LifeGuard Freedom GWMB with Joint Option. Additionally, when converting to LifeGuard Freedom GWMB with Joint Option, depending on the age at which you convert, you may be subject to a lower bonus than currently available under your For Life GMWB With Bonus and Annual Step-Up. Because the GAWA percentage under LifeGuard Freedom GMWB and LifeGuard Freedom GMWB with Joint Option varies according to age group and is determined based on the attained age of the Owner (or oldest Owner if joint Owners under LifeGuard Freedom GMWB; or youngest Covered Life under LifeGuard Freedom GMWB with Joint Option) at the time of the first withdrawal, your GAWA percentage may increase or decrease, depending on the age at which you convert and depending on when you take your first withdrawal after conversion.

          LifeGuard Freedom DB may be available upon conversion from the earlier version of LifeGuard Freedom GMWB to the newer version of LifeGuard Freedom GMWB.

--------------------------------------------------------------------------------
* Under ACCESS TO YOUR MONEY, in the subsection entitled "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up ("LifeGuard Freedom With Joint Option")," please replace the first bullets and corresponding part found toward the beginning of the subsection with the following.

          FOR  BOTH  NON-QUALIFIED  AND  TAX-QUALIFIED   CONTRACTS,   THIS  GMWB
          GUARANTEES PARTIAL WITHDRAWALS DURING THE CONTRACT'S ACCUMULATION PHASE (I.E., BEFORE THE INCOME DATE) FOR THE LONGER OF:

          * The lifetime of the last surviving Covered Life if the For Life Guarantee is in effect;

                    If this GMWB is added to your Contract ON OR AFTER JANUARY 12, 2009, the For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest Covered Life attaining the age of 59 1/2. If the youngest Covered Life is 59 1/2 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

                    If this GMWB was added to your Contract ON OR AFTER OCTOBER 6, 2008, BUT BEFORE JANUARY 12, 2009, the For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest Covered Life attaining the age of 62. If the youngest Covered Life was 62 years old or older on the endorsement's effective date, then the For Life Guarantee became effective when this GMWB was added to the Contract.

                    If this GMWB was added to your Contract BEFORE OCTOBER 6, 2008, the For Life Guarantee became effective when this GMWB was added to the Contract.

                    The For Life Guarantee remains effective until the date this endorsement is terminated, as described below, or until the Continuation Date on which a spousal Beneficiary who is not a Covered Life continues this GMWB endorsement under spousal continuation. So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

          OR

          * Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

                    The GWB is the guaranteed amount available for future periodic withdrawals.

--------------------------------------------------------------------------------
* Under ACCESS TO YOUR MONEY, in the subsection entitled "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up
     ("LifeGuard Freedom With Joint Option")," in the part entitled "WITHDRAWALS," please replace the first paragraph and corresponding table with the following.

          WITHDRAWALS. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the youngest Covered Life's attained age at the time of the first withdrawal. (In the examples in Appendix D and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the "varying benefit percentage".)

          IF THIS GMWB WAS ADDED TO YOUR CONTRACT ON OR AFTER JANUARY 12, 2009, THE GAWA PERCENTAGE FOR EACH AGE GROUP IS:

                            Ages            GAWA Percentage
                     ------------------- ------------------------
                     ------------------- ------------------------
                          45 - 62                  4%
                          63 - 74                  5%
                          75 - 80                  6%
                            81+                    7%

          IF THIS GMWB WAS ADDED TO YOUR CONTRACT BEFORE JANUARY 12, 2009, THE GAWA PERCENTAGE FOR EACH AGE GROUP IS:

                            Ages            GAWA Percentage
                     ------------------- ------------------------
                     ------------------- ------------------------
                          45 - 74                  5%
                          75 - 80                  6%
                            81+                    7%

--------------------------------------------------------------------------------
* Under ACCESS TO YOUR MONEY, in the subsection entitled "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up ("LifeGuard Freedom GMWB With Joint Option")," in the part entitled
     "STEP-UP", please replace the first sentence of the second-to-last paragraph with the following.

          UPON STEP-UP ON OR AFTER THE 5TH CONTRACT ANNIVERSARY (11TH CONTRACT ANNIVERSARY IF THIS ENDORSEMENT IS ADDED TO THE CONTRACT BEFORE JANUARY 12, 2009) FOLLOWING THE EFFECTIVE DATE OF THIS GMWB, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM ANNUAL CHARGE OF 1.86%.

--------------------------------------------------------------------------------
* Under ACCESS TO YOUR MONEY, in the subsection entitled "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up
     ("LifeGuard Freedom With Joint Option")," in the part entitled "CONVERSION," please replace the third paragraph with the following.

          There are several important factors to consider when deciding whether to convert your Joint For Life GMWB With Bonus and Annual Step-Up. Converting your Joint For Life GMWB With Bonus and Annual Step-Up to the newer version of LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, re-determination of the GAWA%, to reset the bonus provision upon annual Step-Ups of the Bonus Base over a certain time period (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups. Depending on the age at which you convert, you may also increase your GAWA percentage and GAWA. Because the GAWA percentage under LifeGuard Freedom GMWB with Joint Option varies according to age group and is determined based on the attained age of the youngest Covered Life at the time of the first withdrawal, your GAWA percentage may increase or decrease, depending on the age at which you convert and depending on when you take your first withdrawal after conversion.

--------------------------------------------------------------------------------
*    Under  ACCESS  TO YOUR  MONEY,  in the  subsection  entitled  "5% For  Life
     Guaranteed  Minimum  Withdrawal  Benefit  ("LifeGuard  5"),"  in  the  part
     entitled   "CONVERSION,"  please  replace  the  third  paragraph  with  the following.

          There are several important factors to consider when deciding whether to convert your 5% for Life GMWB. Converting your 5% for Life GMWB to LifeGuard Freedom GMWB or LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, re-determination of the GAWA% and annual Step-Ups of the GWB to the highest quarterly Contract Value over the life of the Contract (so long as the Contract is in the accumulation phase). Additionally, LifeGuard Freedom GMWB offers a bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups. For LifeGuard Freedom GMWB with Joint Option, subject to the age at which you convert, the bonus provision may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon Step-Ups. Additionally, conversion to LifeGuard Freedom GMWB with Joint Option will provide spousal continuation of the lifetime income feature. However, as noted above, you will be increasing the cost of your GMWB when converting to the new benefit. Because the GAWA percentage under LifeGuard Freedom GMWB and LifeGuard Freedom GMWB with Joint Option varies according to age group and is determined based on the attained age of the Owner (or oldest Owner if joint Owners under LifeGuard Freedom GMWB; or youngest Covered Life under LifeGuard Freedom GMWB with Joint Option) at the time of the first withdrawal, your GAWA percentage may increase or decrease, depending on the age at which you convert and depending on when you take your first withdrawal after conversion.

--------------------------------------------------------------------------------
*    Under  ACCESS  TO YOUR  MONEY,  in the  subsection  entitled  "4% For  Life
     Guaranteed  Minimum  Withdrawal  Benefit  ("LifeGuard  4"),"  in  the  part
     entitled   "CONVERSION,"  please  replace  the  third  paragraph  with  the following.

          There are several important factors to consider when deciding whether to convert your 4% for Life GMWB. Converting your 4% for Life GMWB to LifeGuard Freedom GMWB or LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, re-determination of the GAWA% and annual Step-Ups of the GWB to the highest quarterly Contract Value over the life of the Contract (so long as the Contract is in the accumulation phase). Additionally, LifeGuard Freedom GMWB offers a bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups. For LifeGuard Freedom GMWB with Joint Option, subject to the age at which you convert, the bonus provision may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon Step-Ups. You may also increase your GAWA percentage. Additionally, conversion to LifeGuard Freedom GMWB with Joint Option will provide spousal continuation of the lifetime income feature. However, as noted above, you will be increasing the cost of your GMWB when converting to the new benefit. Additionally, the For Life Guarantee is not effective until the Contract Anniversary on or immediately following the Owner's (or with joint Owners, the oldest Owner's) attained age of 59 1/2 for LifeGuard Freedom GMWB or the youngest Covered Life's attained age of 59 1/2 for LifeGuard Freedom GMWB with Joint Option instead of on the effective date of the endorsement under your 4% for Life GMWB.

--------------------------------------------------------------------------------
* Under DEATH BENEFIT, in the subsection entitled "Optional Death Benefits", in the part entitled "LIFEGUARD FREEDOM DB," please replace the last sentence of the first full paragraph with the following.

          Election of LifeGuard Freedom DB after issue is only permitted if another optional death benefit endorsement has not been elected. In addition, if you convert to LifeGuard Freedom GMWB from another Guaranteed Minimum Withdrawal Benefit, LifeGuard Freedom DB is not available unless you are converting from the older version of LifeGuard Freedom GMWB to the newer version of LifeGuard Freedom GMWB. (For information about conversion privileges under LifeGuard Freedom GMWB, please see "Conversion" beginning on page 166.)

--------------------------------------------------------------------------------
* Under APPENDIX D, in Example 9, please replace the part entitled "Notes," in its entirety with the following.

|X|  Notes:

          If your endorsement is effective prior to 12/03/2007, your reset date is the Contract Anniversary on or immediately following your 65th birthday (or the youngest Covered Life's 65th birthday if your endorsement is a For Life GMWB with Joint Option). If your endorsement is effective on or after 12/03/2007 and before 03/31/2008, your reset date is the Contract Anniversary on or immediately following your 60th birthday. If your endorsement is effective on or after 03/31/2008 and before 10/06/2008, your reset date is the Contract Anniversary on or immediately following the date you attain age 59 1/2. If your endorsement is effective on or after 10/06/2008 and before 01/12/2009, your reset date is the Contract Anniversary on or immediately following your 63rd birthday (or the youngest Covered Life's 62nd birthday if your endorsement is a For Life GMWB with Joint Option). If your endorsement is effective on or after 01/12/2009, your reset date is the Contract Anniversary on or immediately following the date you attain age 59 1/2 (or the youngest Covered Life's 59 1/2 birthday if your endorsement is a For Life GMWB with Joint Option).

--------------------------------------------------------------------------------
* Under APPENDIX D, in Example 10, please replace the part entitled "Notes," in its entirety with the following.

|X|  Notes:

          If your endorsement is effective prior to 12/03/2007 and has a For Life Guarantee that becomes effective after the effective date of the endorsement, your reset date is the Contract Anniversary on or immediately following the youngest Covered Life's 65th birthday. If your endorsement is effective on or after 10/06/2008 and before 01/12/2009 and has a For Life Guarantee that becomes effective after the effective date of the endorsement, your reset date is the Contract Anniversary on or immediately following the youngest Covered Life 62nd birthday. If your endorsement is effective on or after 01/12/2009 and has a For Life Guarantee that becomes effective after the effective date of the endorsement, your reset date is the Contract Anniversary on or immediately following the date the youngest Covered Life attains age 59 1/2.

          If your  endorsement  contains a Guaranteed  Withdrawal  Balance Bonus
          provision,   your  bonus  base  remains   unchanged  at  the  time  of
          continuation.

          If your endorsement contains a varying benefit percentage, your BDB remains unchanged at the time of continuation.

--------------------------------------------------------------------------------

(To be used with NV4224 Rev. 10/08)
                                                                    V---- 01/09

PART C. OTHER INFORMATION

Item 24.       Financial Statements and Exhibits

               (a)   Financial Statements:

                     (1) Financial statements and schedules included in Part A:

                            Condensed Financial Information

                     (2) Financial statements and schedules included in Part B:

                            JNLNY Separate Account I

                            Report of Independent Registered Public Accounting
                              Firm
                            Statements of Assets and Liabilities as of
                              December 31, 2007
                            Statements of Operations for the period ended
                              December 31, 2007
                            Statements of Changes in Net Assets for the periods
                              ended December 31, 2007 and 2006
                            Notes to Financial Statements

                            Jackson National Life Insurance Company of New York

                            Report of Independent Registered Public Accounting
                              Firm
                            Balance Sheets for the years ended December 31,
                              2007 and 2006
                            Income Statements for the years ended December 31,
                              2007, 2006 and 2005
                            Statements of Stockholder's Equity and Comprehensive
                              Income for the years ended December 31, 2007, 2006 and 2005
                            Statements of Cash Flows for the years ended
                              December 31, 2007, 2006 and 2005
                            Notes to Financial Statements

Item 24.(b)        Exhibits

Exhibit No.        Description

1. Resolution of Depositor's Board of Directors authorizing the establishment of the Registrant, incorporated by reference to Registrant's Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

2.   Not Applicable

3.

a General Distributor Agreement dated September 19, 1997, incorporated by reference to Registrant's Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

b.   General  Distributor  Agreement  dated  June  30,  1998,   incorporated  by
     reference to Registrant's Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

c. Amended and Restated General Distributor Agreement dated October 25, 2005, incorporated by reference to the Registrant's Post-Effective Amendment No. 21 filed on December 29, 2005 (File Nos. 333-70472 and 811-08664).

d. Amended and Restated General Distributor Agreement dated June 1, 2006, incorporated by reference to the Registrant's Registration Statement filed on August 10, 2006 (File Nos. 333-136472 and 811-08401).

4.a. Specimen of the Perspective II Fixed and Variable Annuity Contract, incorporated by reference to Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70384 and 811-08401).

b. Specimen of Tax Sheltered Annuity Endorsement, incorporated by reference to Registrant's Pre-Effective Amendment No. 1 filed on December 19, 2001 (File Nos. 333-70384 and 811-08401).

c. Specimen of Retirement Plan Endorsement, incorporated by reference to Registrant's Pre-Effective Amendment No. 1 filed on December 19, 2001 (File Nos. 333-70384 and 811-08401).

d. Specimen of Individual Retirement Annuity Endorsement, incorporated by reference to Registrant's Pre-Effective Amendment No. 1 filed on December 19, 2001 (File Nos. 333-70384 and 811-08401).

e. Specimen of Roth IRA Endorsement, incorporated by reference to Registrant's Pre-Effective Amendment No. 1 filed on December 19, 2001 (File Nos. 333-70384 and 811-08401).

f. Specimen of Earnings Protection Benefit Endorsement, incorporated by reference to Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70384 and 811-08401).

g. Specimen of 2% Contract Enhancement Endorsement, incorporated by reference to Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70384 and 811-08401).

h. Specimen of 3% Contract Enhancement Endorsement, incorporated by reference to Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70384 and 811-08401).

i. Specimen of 4% Contract Enhancement Endorsement, incorporated by reference to Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70384 and 811-08401).

j.   Specimen  of  20%   Additional   Free   Withdrawal   Benefit   Endorsement,
     incorporated by reference to Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70384 and 811-08401).

k. Specimen of Five-Year Withdrawal Charge Schedule Endorsement, incorporated by reference to Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70384 and 811-08401).

l.   Specimen  of  Preselected   Death  Benefit  Option  Election   Endorsement,
     incorporated by reference to Registrant's Pre-Effective Amendment No. 1 filed on December 19, 2001 (File Nos. 333-70384 and 811-08401).

m. Specimen of Reduced Administration Charge Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 1 filed on May 17, 2002 (File Nos. 333-70384 and 811-08401).

n. Specimen of 2% Contract Enhancement Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 1 filed on May 17, 2002 (File Nos. 333-70384 and 811-08401).

o. Specimen of 3% Contract Enhancement Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 1 filed on May 17, 2002 (File Nos. 333-70384 and 811-08401).

p. Specimen of 4% Contract Enhancement Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 1 filed on May 17, 2002 (File Nos. 333-70384 and 811-08401).

q. Specimen of Guaranteed Minimum Income Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 2 filed on May 20, 2002 (File Nos. 333-70384 and 811-08401).

r. Specimen of Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 4 filed on November 1, 2002 (File Nos. 333-70384 and 811-08401).

s. Specimen of Fixed Account Option Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 4 filed on November 1, 2002 (File Nos. 333-70384 and 811-08401).

t. Specimen of 3-Year Withdrawal Charge Schedule Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 6 filed on June 20, 2003 (File Nos. 333-70384 and 811-08401).

u. Specimen of Guaranteed Minimum Income Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 6 filed on June 20, 2003 (File Nos. 333-70384 and 811-08401).

v. Specimen of 2% Contract Enhancement Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 6 filed on June 20, 2003 (File Nos. 333-70384 and 811-08401).

w. Specimen of 3% Contract Enhancement Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 6 filed on June 20, 2003 (File Nos. 333-70384 and 811-08401).

x.   Specimen  of  Maximum   Anniversary   Value  Death   Benefit   Endorsement,
     incorporated by reference to Registrant's Post-Effective Amendment No. 6 filed on June 20, 2003 (File Nos. 333-70384 and 811-08401).

y. Specimen of 20% Additional Withdrawal Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 6 filed on June 20, 2003 (File Nos. 333-70384 and 811-08401).

z. Specimen of 5 Year Withdrawal Charge Schedule Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 6 filed on June 20, 2003 (File Nos. 333-70384 and 811-08401).

aa. Specimen of the Perspective II Fixed and Variable Annuity Contract, incorporated by reference to Registrant's Post-Effective Amendment No. 6 filed on June 20, 2003 (File Nos. 333-70384 and 811-08401).

bb. Specimen of Guaranteed Minimum Income Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 11 filed on April 29, 2004 (File Nos. 333-70384 and 811-08401).

cc. Specimen of the Perspective II Fixed and Variable Annuity Contract, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

dd. Specimen of 4% Contract Enhancement Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

ee. Specimen of 2% Contract Enhancement Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

ff. Specimen of 3% Contract Enhancement Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

gg. Specimen of 20% Additional Withdrawal Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

hh. Specimen of Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

ii. Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

jj. Specimen of Guaranteed Minimum Income Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

kk. Specimen of 4% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

ll. Specimen of 3 Year Withdrawal Charge Schedule Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

mm. Specimen of 5 Year Withdrawal Charge Schedule Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

nn.  Specimen  of  Highest   Anniversary   Value  Death   Benefit   Endorsement,
     incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

oo. Specimen of Tax Sheltered Annuity Endorsement, incorporated by reference to Registrant's Registration Statement filed on August 19, 2004 (File Nos. 333-118370 and 811-08401).

pp. Specimen of Retirement Plan Endorsement, incorporated by reference to Registrant's Registration Statement filed on August 19, 2004 (File Nos. 333-118370 and 811-08401).

qq. Specimen of Individual Retirement Annuity Endorsement, incorporated by reference to Registrant's Registration Statement filed on August 19, 2004 (File Nos. 333-118370 and 811-08401).

rr. Specimen of Roth IRA Endorsement, incorporated by reference to Registrant's Registration Statement filed on August 19, 2004 (File Nos. 333-118370 and 811-08401).

ss.  Specimen  of  Charitable  Remainder  Trust  Endorsement,   incorporated  by
     reference to Registrant's Pre-Effective Amendment filed on December 30, 2004 (File Nos. 333-119659 and 811-08401).

tt. Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to Registrant's Registration Statement filed on January 6, 2005 (File Nos. 333-121884 and811-08401).

uu. Specimen of Guaranteed Minimum Income Benefit Endorsement, incorporated by reference to Registrant's Registration Statement filed on October 4, 2004 (File Nos. 333-119522 and 811-08401).

vv. Specimen of Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to Registrant's Registration Statement filed on January 6, 2005 (File Nos. 333-121884 and 811-08401).

ww. Specimen of Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 15 filed on February 14, 2005 (File Nos. 333-70384 and 811-08401).

xx. Specimen of 2% Contract Enhancement Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 17 filed on April 27, 2005 (File Nos. 333-70384 and 811-08401).

yy. Specimen of 3% Contract Enhancement Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 17 filed on April 27, 2005 (File Nos. 333-70384 and 811-08401).

zz. Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 17 filed on April 27, 2005 (File Nos. 333-70384 and 811-08401).

aaa. Specimen of 5% Guaranteed  Minimum  Withdrawal  Benefit With Annual Step-up
     Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 18 filed on June 20, 2005 (File Nos. 333-70384 and 811-08401).

bbb. Specimen  of  5%  Guaranteed  Minimum   Withdrawal   Benefit   Endorsement,
     incorporated by reference to Registrant's Post-Effective Amendment No. 18 filed on June 20, 2005 (File Nos. 333-70384 and 811-08401).

ccc. Specimen of Guaranteed Minimum Income Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed on October 20, 2005 (File Nos. 333-70384 and 811-08401).

ddd. Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed on October 20, 2005 (File Nos. 333-70384 and 811-08401).

eee. Specimen of 4% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed on October 20, 2005 (File Nos. 333-70384 and 811-08401).

fff. Specimen of Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed on October 20, 2005 (File Nos. 333-70384 and 811-08401).

ggg. Specimen of 5% for Life Guaranteed  Minimum  Withdrawal Benefit With Annual
     Step-Up Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 23 filed on April 27, 2006 (Files Nos. 333-70384 and 811-08401).

hhh. Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 23 filed on April 27, 2006 (Files Nos. 333-70384 and 811-08401).

iii. Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit With Bonus and Five Year Step-Up Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 23 filed on April 27, 2006 (Files Nos. 333-70384 and 811-08401).

jjj. Specimen of Joint 5% for Life Guaranteed  Minimum  Withdrawal  Benefit With
     Annual Step-Up Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 23 filed on April 27, 2006 (Files Nos. 333-70384 and 811-08401).

kkk. Specimen of Joint 5% for Life Guaranteed  Minimum  Withdrawal  Benefit With
     Bonus and Five Year Step-Up Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 23 filed on April 27, 2006 (Files Nos. 333-70384 and 811-08401).

lll. Specimen of Joint 5% for Life Guaranteed  Minimum  Withdrawal  Benefit With
     Annual Step-Up Endorsement incorporated by reference to Registrant's Registration Statement filed on September 20, 2006 (File Nos. 333-136485 and 811-08401).

mmm. Specimen of Joint 5% for Life Guaranteed  Minimum  Withdrawal  Benefit With
     Bonus and Five Year Step-Up Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed on December 21, 2006 (Files Nos. 333-70384 and 811-08401).

nnn. Specimen  of the 6%  Guaranteed  Minimum  Withdrawal  Benefit  With  Annual
     Step-up Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 25, filed on April 26, 2007 (File Nos. 333-70384 and 811-08401).

ooo. Specimen  of the 6%  Guaranteed  Minimum  Withdrawal  Benefit  With  Annual
     Step-up Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 25, filed on April 26, 2007 (File Nos. 333-70384 and 811-08401).

ppp. Specimen of the For Life Guaranteed  Minimum Withdrawal Benefit With Annual
     Step-Up Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 25, filed on April 26, 2007 (File Nos. 333-70384 and 811-08401).

qqq. Specimen of the For Life Guaranteed  Minimum Withdrawal Benefit With Annual
     Step-Up Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 25, filed on April 26, 2007 (File Nos. 333-70384 and 811-08401).

rrr. Specimen of the Joint For Life Guaranteed  Minimum  Withdrawal Benefit With
     Annual Step-Up Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 25, filed on April 26, 2007 (File Nos. 333-70384 and 811-08401).

sss. Specimen of the Joint For Life Guaranteed  Minimum  Withdrawal Benefit With
     Annual Step-Up Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 25, filed on April 26, 2007 (File Nos. 333-70384 and 811-08401).

ttt. Specimen of the 5% For Life  Guaranteed  Minimum  Withdrawal  Benefit  With
     Bonus and Annual Step-up Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 25, filed on April 26, 2007 (File Nos. 333-70384 and 811-08401).

uuu. Specimen of the 5% For Life  Guaranteed  Minimum  Withdrawal  Benefit  With
     Bonus and Annual Step-up Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 25, filed on April 26, 2007 (File Nos. 333-70384 and 811-08401).

vvv. Specimen of 5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 28, filed on November 29, 2007 (File Nos. 333-70384 and 811-08401).

www. Specimen of 6% Guaranteed  Minimum  Withdrawal  Benefit With Annual Step-up
     Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 28, filed on November 29, 2007 (File Nos. 333-70384 and 811-08401).

xxx. Specimen of 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 28, filed on November 29, 2007 (File Nos. 333-70384 and 811-08401).

yyy. Specimen of For Life  Guaranteed  Minimum  Withdrawal  Benefit  With Annual
     Step-Up Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 28, filed on November 29, 2007 (File Nos. 333-70384 and 811-08401).

zzz. Specimen  of Joint For Life  Guaranteed  Minimum  Withdrawal  Benefit  With
     Annual Step-Up Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 28, filed on November 29, 2007 (File Nos. 333-70384 and 811-08401).

aaaa. Specimen of  Guaranteed  Minimum  Withdrawal  Benefit with 5-Year  Step-Up
     Endorsement, incorporated by reference to the Registrant's Post-effective Amendment No. 46, filed on December 27, 2007 (File Nos.333-70472 and 811-08664).

bbbb. Specimen of the For Life GMWB With Bonus and Annual Step-Up Endorsement, incorporated by reference to the Registrant's Post-effective Amendment No. 46, filed on December 27, 2007 (File Nos. 333-70472 and 811-08664).

cccc. Specimen  of the  Joint  For Life  GMWB  With  Bonus  and  Annual  Step-Up
     Endorsement, incorporated by reference to the Registrant's Post-effective Amendment No. 46, filed on December 27, 2007 (File Nos. 333-70472 and 811-08664).

dddd. Specimen  of  the   Guaranteed   Minimum   Income   Benefit   Endorsement,
     incorporated by reference to the Registrant's Post-effective Amendment No. 34, filed on October 3, 2008 (File Nos. 333-70384 and 811-08401).

eeee. Specimen of the For Life Guaranteed  Minimum Withdrawal Benefit With Bonus
     and Annual Step-Up Endorsement, incorporated by reference to the Registrant's Post-effective Amendment No. 34, filed on October 3, 2008 (File Nos. 333-70384 and 811-08401).

ffff. Specimen of the Joint For Life Guaranteed  Minimum Withdrawal Benefit With
     Bonus and Annual Step-Up Endorsement, incorporated by reference to the Registrant's Post-effective Amendment No. 34, filed on October 3, 2008 (File Nos. 333-70384 and 811-08401).

gggg. Specimen of the For Life Guaranteed  Minimum Withdrawal Benefit With Bonus
     and Annual Step-Up Endorsement, incorporated by reference to the Registrant's Post-effective Amendment No. 34, filed on October 3, 2008 (File Nos. 333-70384 and 811-08401).

hhhh. Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement (7587ANY-A 01/09), attached hereto.

iiii. Specimen of the Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement (7588ANY-A 01/09), attached hereto.

jjjj. Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement (7589ANY-A 01/09), attached hereto.

5.

a. Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to Registrant's Pre-Effective Amendment No. 1 filed on December 19, 2001 (333-70384 and 811-08401).

b. Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed on April 30, 2003 (File Nos. 333-70384 and 811-08401).

c. Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to Registrant's Post-Effective Amendment No. 6 filed on June 20, 2003 (File Nos. 333-70384 and 811-08401).

d. Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to Registrant's Post-Effective Amendment No. 11 filed on April 29, 2004 (File Nos. 333-70384 and 811-08401).

e. Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

g. Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to Registrant's Post-Effective Amendment No. 15 filed on February 14, 2005 (File Nos. 333-70384 and 811-08401).

h. Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to Registrant's Post-Effective Amendment No. 19 filed on September 2, 2005 (File Nos. 333-70384 and 811-08401).

i. Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed on December 21, 2006 (Files Nos. 333-70384 and 811-08401).

j. Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to Registrant's Post-Effective Amendment No. 28 filed on November 29, 2007 (Files Nos. 333-70384 and 811-08401).

k. Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to Registrant's Post-Effective Amendment No. 29 filed on March 26, 2008 (Files Nos. 333-70384 and 811-08401).

l. Form of the Perspective II Fixed and VAriable Annuity Application, incorporated by reference to the Registrant's Post-effective Amendment No. 34, filed on October 3, 2008 (File Nos. 333-70384 and 811-08401).

6.

a.   Declaration  and  Charter  of  Depositor,   incorporated  by  reference  to
     Registrant's Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

b.   By-laws  of   Depositor,   incorporated   by  reference   to   Registrant's
     Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

7.

a. Variable Annuity GMIB Reinsurance Agreement, incorporated by reference to the Registrant's Post-Effective Amendment No. 12 filed on December 15, 2004 (File Nos. 333-37175 and 811-08401).

b. Amendment No. 2 to the Variable Annuity GMIB Reinsurance Agreement, incorporated by reference to Registrant's Post- Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

c. Variable Annuity GMIB Reinsurance Agreement, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed on October 20, 2005 (File Nos. 333-70384 and 811-08401).

d. Amendments to the January 1, 2003 Variable Annuity GMIB Reinsurance Agreement, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed on December 21, 2006 (Files Nos. 333-70384 and 811-08401).

e. Amendment to the March 1, 2005 Variable Annuity GMIB Reinsurance Agreement, incorporated by reference to Registrant's Post-Effective Amendment No. 25, filed on April 26, 2007 (File Nos. 333-70384 and 811-08401).

f. Amendment to the January 1, 2003 Variable Annuity GMIB Reinsurance Agreement, incorporated by reference to Registrant's Post-Effective
     Amendment No. 25, filed on April 26, 2007 (File Nos. 333-70384 and 811-08401).

g. Amendment to the March 1, 2005 Variable Annuity GMIB Reinsurance Agreement, incorporated by reference to Registrant's Post- Effective Amendment No. 29, filed on March 26, 2008 (Files Nos. 333-70384 and 811-08401).

h. Amendment No. 9 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date June 15, 2008, incorporated by reference to the Registrant's Post-effective Amendment No. 34, filed on October 3, 2008 (File Nos. 333-70384 and 811-08401).

i. Amendment No. 10 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD.
     ("Reinsurer"), with effective date October 6, 2008, incorporated by reference to the Registrant's Post-effective Amendment No. 34, filed on October 3, 2008 (File Nos. 333-70384 and 811-08401).

j. Amendment No. 12 to the Variable Annuity GMIB Reinsurance Agreement Effective January 1, 2003 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date October 6, 2008, incorporated by reference to the Registrant's Post-effective Amendment No. 34, filed on October 3, 2008 (File Nos. 333-70384 and 811-08401).


8.   Not Applicable

9.   Opinion and Consent of Counsel, attached hereto.

10.  Consent of Independent Registered Public Accounting Firm, attached hereto.

11.  Not Applicable

12.  Not Applicable

Item 25. Directors and Officers of the Depositor

Name and Principal Business Address       Positions and Offices with Depositor

Donald B. Henderson, Jr.                  Director
4A Rivermere Apartments
Bronxville, NY 10708

David L. Porteous                         Director
20434 Crestview Drive
Reed City, MI 49777

Donald T. DeCarlo                         Director
200 Manor Road
Douglaston, New York 11363

Gary H. Torgow                            Director
220 West Congress
Detroit, MI 48226-3213

John C. Colpean                           Director
1640 Haslett Road, Suite 160
Haslett, MI 48840

Richard D. Ash                            Vice President
1 Corporate Way
Lansing, MI 48951

John B. Banez                             Vice President
1 Corporate Way
Lansing, MI 48951

James P. Binder                           Senior Vice President & Treasurer
1 Corporate Way
Lansing, MI 48951

John H. Brown                             Vice President & Director
1 Corporate Way
Lansing, MI 48951

Joseph Mark Clark                         Vice President
1 Corporate Way
Lansing, MI 48951

Marianne Clone                            Vice President & Director
1 Corporate Way
Lansing, MI 48951

James B. Croom                            Vice President & Deputy General
1 Corporate Way                           Counsel
Lansing, MI 48951

George D. Daggett                         Illustration Officer
7601 Technology Way
Denver, CO 80237

Lisa C. Drake                             Senior Vice President - Chief Actuary
1 Corporate Way
Lansing, MI 48951

Phillip Brian Eaves                       Vice President
1 Corporate Way
Lansing, MI 48951

Robert A. Fritts                          Senior Vice President & Controller
1 Corporate Way
Lansing, MI 48951

James D. Garrison                         Vice President
1 Corporate Way
Lansing, MI 48951

Julia A. Goatley                          Vice President, Assistant Secretary &
1 Corporate Way                           Director
Lansing, MI 48951

Clifford S. Hale, M.D.                    Vice President
1 Corporate Way
Lansing, MI 48951

Laura L. Hanson                           Vice President
1 Corporate Way
Lansing, MI 48951

Andrew B. Hopping                         Executive Vice President, Chief
1 Corporate Way                           Financial Officer, Chairman of the
Lansing, MI 48951                         Board, & Director

Stephen A. Hrapkiewicz, Jr.               Senior Vice President
1 Corporate Way
Lansing, MI 48951

Clifford J. Jack                          Executive Vice President & Chief
7601 Technology Way                       Distribution Officer
Denver, CO 80237

Everett W. Kunzelman                      Vice President
1 Corporate Way
Lansing, MI 48951

Clark P. Manning, Jr.                     President & Chief Executive Officer
1 Corporate Way
Lansing, MI 48951

Herbert G. May III                        Chief Administrative Officer &
275 Grove St Building 2                   Director
4th floor
Auburndale, MA 02466

Thomas J. Meyer                           Senior Vice President, General
1 Corporate Way                           Counsel, Secretary & Director
Lansing, MI 48951

Keith R. Moore                            Vice President
1 Corporate Way
Lansing, MI 48951

P. Chad Myers                             Senior Vice President
1 Corporate Way
Lansing, MI 48951

J. George Napoles                         Executive Vice President & Chief
1 Corporate Way                           Information Officer
Lansing, MI 48951

Mark D. Nerud                             Vice President
225 W. Wacker Drive
Suite 1200
Chicago, IL 60606

Russell E. Peck                           Vice President & Director
1 Corporate Way
Lansing, MI 48951

Laura L. Prieskorn                        Vice President
1 Corporate Way
Lansing, MI 48951

Greg B. Salsbury                          Vice President & Director
7601 Technology Way
Denver, CO 80237

William R. Schulz                         Vice President
1 Corporate Way
Lansing, MI 48951

Kathleen M. Smith                         Vice President
1 Corporate Way
Lansing, MI 48951

James R. Sopha                            Executive Vice President
1 Corporate Way
Lansing, MI 48951

Heather R. Strang                         Vice President
1 Corporate Way
Lansing, MI 48951

Robert M. Tucker, Jr.                     Vice President
1 Corporate Way
Lansing, MI 48951

Eamon J. Twomey                           Vice President
1 Corporate Way
Lansing, MI 48951

Michael A. Wells                          Chief Operating Officer
401 Wilshire Blvd.
Suite 1200
Santa Monica, CA 90401

Item 26.   Persons Controlled by or Under Common Control with the Depositor or Registrant.

Company                      State of Organization      Control/Ownership          Business Principal

Alcona Funding LLC           Delaware                   100% Jackson National      Investment Related
                                                        Life Insurance Company     Company

Berrien Funding LLC          Delaware                   100% Jackson National      Investment Related
                                                        Life Insurance Company     Company

Brooke GP                    Delaware                   99% Brooke (Holdco 1)      Holding Company
                                                        Inc.                       Activities

                                                        1% Brooke (Holdco 2)
                                                        Inc.

Brooke LLC                   Delaware                   77% Prudential (US         Holding Company
                                                        Holdco 2) Limited          Activities

                                                        23% Brooke (Jersey)
                                                        Limited

Brooke (Holdco 1) Inc.       Delaware                   100% Prudential (US        Holding Company
                                                        Holdco 3) BV               Activities

Brooke (Holdco 2) Inc.       Delaware                   100% Brooke (Holdco 1)     Holding Company
                                                        Inc.                       Activities

Brooke Holdings LLC          Delaware                   100% Nicole Finance        Holding Company
                                                        Inc.                       Activities

Brooke Holdings (UK)         United Kingdom             100% Brooke GP             Holding Company
Limited                                                                            Activities

Brooke Investment, Inc.      Delaware                   100% Brooke Holdings       Investment Related
                                                        LLC                        Company

Brooke Life Insurance        Michigan                   100% Brooke Holdings       Life Insurance
Company                                                 LLC

Brooke (Jersey) Limited      United Kingdom             100% Prudential (US        Holding Company
                                                        Holdco 2) Limited          Activities

Calhoun Funding LLC          Delaware                   100% Jackson National      Investment Related
                                                        Life Insurance Company     Company

Curian Capital, LLC          Michigan                   100% Jackson National      Registered Investment
                                                        Life Insurance Company     Advisor

Curian Clearing LLC          Michigan                   100% Jackson National      Broker/Dealer
(formerly, BH Clearing                                  Life Insurance Company
LLC)

GCI Holding Corporation      Delaware                   75.8% Jackson National     Holding Company/
                                                        Life Insurance Company     Jackson Inveestment

Hermitage Management, LLC    Michigan                   100% Jackson National      Advertising Agency
                                                        Life Insurance Company

Holborn Delaware LLC         Delaware                   100% Prudential Four       Holding Company
                                                        Limited                    Activities

IFC Holdings, Inc.           Delaware                   100% National Planning     Broker/Dealer and
d/b/a INVEST Financial                                  Holdings Inc.              Investment Adviser
Corporation

Investment Centers of        North Dakota               100% IFC Holdings, Inc.    Broker/Dealer and
America, Inc.                                                                      Investment Adviser

JNL Investors Series Trust   Massachusetts              100% Jackson National      Investment Company
                                                        Life Insurance Company

Jackson Investment           Michigan                   100% Brooke Holdings       Investment Adviser
Management LLC                                          LLC

Jackson National Asset       Michigan                   100% Jackson National      Investment Adviser and
Management, LLC                                         Life Insurance Company     Transfer Agent

Jackson National Life        Bermuda                    100% Jackson National      Life Insurance
(Bermuda) Ltd.                                          Life Insurance Company

Jackson National Life        Delaware                   100% Jackson National      Advertising/Marketing
Distributors LLC                                        Life Insurance Company     Corporation and
                                                                                   Broker/Dealer

Jackson National Life        New York                   100% Jackson National      Life Insurance
Insurance Company                                       Life Insurance Company
of New York

JNLI LLC                     Delaware                   100% Jackson National      Tuscany Notes
                                                        Life Insurance Company

JNL Series Trust             Massachusetts              Common Law Trust with      Investment Company
                                                        contractual association
                                                        with Jackson National
                                                        Life Insurance Company
                                                        of New York

JNL Southeast Agency LLC     Michigan                   100% Jackson National      Insurance Agency
                                                        Life Insurance Company

JNL Variable Fund LLC        Delaware                   100% Jackson National      Investment Company
                                                        Separate Account - I

JNLNY Variable Fund I LLC    Delaware                   100% JNLNY Separate        Investment Company
                                                        Account I

Meadows NRH Associates,      Texas                      100% Meadows NRH, Inc.     Real Estate Investment
L.P.

Meadows NRH, Inc.            Texas                      100% Jackson National      Real Estate Investment
                                                        Life Insurance Company

National Planning            Delaware                   100% National Planning     Broker/Dealer and
Corporation                                             Holdings, Inc.             Investment Adviser

National Planning            Delaware                   100% Brooke Holdings       Holding Company
Holdings, Inc.                                          LLC                        Activities

Nicole Finance Inc.          Delaware                   100% Brooke GP             Holding Company
                                                                                   Activities

PGDS (US One) LLC            Delaware                   100% Jackson National      Holding Company
                                                        Life Insurance Company     Activities

PGDS (US Two) LLC            Delaware                   100% PGDS (US One) LLC     Holding Company
                                                                                   Activities

Piedmont Funding LLC         Delaware                   100% Jackson National      Investment Related
                                                        Life Insurance Company     Company

PPM Holdings, Inc.           Delaware                   100% Brooke Holdings       Holding Company
                                                        LLC                        Activities

Prudential plc               United Kingdom             Publicly Traded            Financial Institution

Prudential Corporation       United Kingdom             100% Prudential Holdings   Holding Company
Holdings, Limited                                       Limited                    Activities

Prudential Holdings          Scotland                   100% Prudential plc        Holding Company
Limited                                                                            Activities

Prudential Four Limited      United Kingdom             98% Prudential             Holding Company
                                                        Corporation Holdings,      Activities
                                                        Limited

                                                        2% Prudential plc

Prudential (US Holdco 1) BV  Netherlands                100% Prudential (US        Holding Company
                                                        Holdco 1) Limited          Activities

Prudential (US Holdco 2) BV  Netherlands                100% Prudential (US        Holding Company
                                                        Holdco 1) BV               Activities

Prudential (US Holdco 3) BV  Netherlands                100% Prudential (US        Holding Company
                                                        Holdco 2) BV               Activities

Prudential (US Holdco 1)     United Kingdom             76.72% Brooke LLC          Holding Company
Limited                                                                            Activities
                                                        23.28% Prudential Four
                                                        Limited

Prudential (US Holdco 2)     Gibraltar                  100% Holborn Delaware      Holding Company
Limited                                                 LLC                        Activities

SII Investments, Inc.        Wisconsin                  100% National Planning     Broker/Dealer and
                                                        Holdings, Inc.             Investment Adviser

Squire Reassurance           Michigan                   100% Jackson National      Special Purpose
Company LLC                                             Life Insurance             Financial Captive
                                                        Company                    Insurance Company

Squire Capital I LLC         Michigan                   100% Jackson National      Investment Related
                                                        Life Insurance             Company
                                                        Company

Squire Capital II LLC        Michigan                   100% Jackson National      Investment Related
                                                        Life Insurance             Company
                                                        Company

Item 27. Number of Contract Owners as of July 31, 2008

     Qualified - 8,747
     Non-qualified - 7,377

Item 28. Indemnification

Provision is made in the Company's By-Laws for indemnification by the Company of any person made or threatened to be made a party to an action or proceeding, whether civil or criminal by reason of the fact that he or she is or was a director, officer or employee of the Company or then serves or has served any other corporation in any capacity at the request of the Company, against expenses, judgments, fines and amounts paid in settlement to the full extent that officers and directors are permitted to be indemnified by the laws of the State of New York.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

     (a) Jackson National Life Distributors LLC acts as general distributor for the JNLNY Separate Account I. Jackson National Life Distributors LLC also acts as general distributor for the Jackson National Separate Account - I, the Jackson National Separate Account III, the Jackson National Separate Account IV, the Jackson National Separate Account V, the JNLNY Separate Account II, and the JNLNY Separate Account IV.

     (b)  Directors and Officers of Jackson National Life Distributors LLC:

Name and Business Address        Positions and Offices with Underwriter

Michael A. Wells                 Manager
401 Wilshire Blvd.
Suite 1200
Santa Monica, CA 90401

Andrew B. Hopping                Chief Financial Officer
1 Corporate Way
Lansing, MI 48951

Clifford J. Jack                 Manager, President and Chief Executive Officer
7601 Technology Way
Denver, CO 80237

Stephen M. Ash                   Vice President
7601 Technology Way
Denver, CO 80237

Pamela Aurbach                   Vice President
7601 Technology Way
Denver, CO 80237

Jeffrey Bain                     Assistant Vice President
7601 Technology Way
Denver, CO 80237

Brad Baker                       Assistant Vice President
7601 Technology Way
Denver, CO 80237

Lawrence Barredo                 Assistant Vice President
7601 Technology Way
Denver, CO 80237

Mercedes Biretto                 Assistant Vice President
7601 Technology Way
Denver, CO 80237

Janice Blanchard                 Vice President
7601 Technology Way
Denver, CO 80237

James Bossert                    Senior Vice President
7601 Technology Way
Denver, CO 80237

Amy Bozic                        Assistant Vice President
7601 Technology Way
Denver, CO 80237

(Christian) Alex Bremer          Assistant Vice President
7601 Technology Way
Denver, CO 80237

Kristina Brendlinger             Assistant Vice President
7601 Technology Way
Denver, CO 80237

William Britt                    Vice President
7601 Technology Way
Denver, CO 80237

Tori Bullen                      Senior Vice President
210 Interstate North Parkway
Suite 401
Atlanta, GA 30339-2120

Greg Cicotte                     Executive Vice President,
7601 Technology Way              National Sales Manager
Denver, CO 80237

Maura Collins                    Vice President
7601 Technology Way
Denver, CO 80237

Christopher Cord                 Assistant Vice President
7601 Technology Way
Denver, CO 80237

George Daggett                   Assistant Vice President
7601 Technology Way
Denver, CO 80237

Carl Donahue                     Assistant Vice President
7601 Technology Way
Denver, CO 80237

Paul Fitzgerald                  Senior Vice President
7601 Technology Way
Denver, CO 80237

Julia A. Goatley                 Assistant Secretary
1 Corporate Way
Lansing, MI 48951

Luis Gomez                       Vice President
7601 Technology Way
Denver, CO 80237

Kevin Grant                      Vice President
7601 Technology Way
Denver, CO 80237

Rupert T. Hall, Jr.              Regional Vice President
7601 Technology Way
Denver, CO 80237

Bonnie Howe                      Vice President and Deputy General Counsel
7601 Technology Way
Denver, CO 80237

Thomas Hurley                    Senior Vice President
7601 Technology Way
Denver, CO 80237

Mark Jones                       Vice President
7601 Technology Way
Denver, CO 80237

Steve Johnson                    Regional Vice President
7601 Technology Way
Denver, CO 80237

Georgette Kraag                  Regional Vice President
7601 Technology Way
Denver, CO 80237

Steve Kluever                    Senior Vice President
7601 Technology Way
Denver, CO 80237

John Koehler                     Vice President
7601 Technology Way
Denver, CO 80237

Brian Lane                       Vice President
7601 Technology Way
Denver, CO 80237

James Livingston                 Executive Vice President
7601 Technology Way
Denver, CO 80237

Barbara Logsdon                  Assistant Vice President
7601 Technology Way
Denver, CO 80237

Doug Mantelli                    Vice President
7601 Technology Way
Denver, CO 80237

James McCorkle                   Vice President
7601 Technology Way
Denver, CO 80237

Tamu McCreary                    Assistant Vice President
7601 Technology Way
Denver, CO 80237

Brooke Meyer                     Vice President
1 Corporate Way
Lansing, MI 48951

Thomas J. Meyer                  Manger and Secretary
1 Corporate Way
Lansing, MI 48951

Megan Meyers                     Regional Vice President
7601 Technology Way
Denver, CO 80237

Jack Mishler                     Senior Vice President
7601 Technology Way
Denver, CO 80237

Diane Montana                    Assistant Vice President
7601 Technology Way
Denver, CO 80237

Kenneth Naes                     Vice President
7601 Technology Way
Denver, CO 80237

Tony Natale                      Assistant Vice President
38705 Seven Mile Road, Suite 251
Livonia, MI 48152-1058

Steve Papa                       Regional Vice President
7601 Technology Way
Denver, CO 80237

Eric Palumbo                     Assistant Vice President
7601 Technology Way
Denver, CO 80237

Allison Pearson                  Assistant Vice President
7601 Technology Way
Denver, CO 80237

Jeremy Rafferty                  Assistant Vice President
7601 Technology Way
Denver, CO 80237

Justin Rafferty                  Vice President
7601 Technology Way
Denver, CO 80237

Alison Reed                      Vice President
7601 Technology Way
Denver, CO 80237

Gregory B. Salsbury              Executive Vice President
7601 Technology Way
Denver, CO 80237

Sharon Santella                  Assistant Vice President
7601 Technology Way
Denver, CO 80237

Marilynn Scherer                 Vice President
7601 Technology Way
Denver, CO 80237

Kathleen Schofield               Vice President
7601 Technology Way
Denver, CO 80237

Jennifer Seamount                Vice President
7601 Technology Way
Denver, CO 80237

David Sprague                    Divisional Vice President
7601 Technology Way
Denver, CO 80237

Daniel Starishevsky              Senior Vice President
7601 Technology Way
Denver, CO 80237

David Stebenne                   Regional Vice President
7601 Technology Way
Denver, CO 80237

Jeremy Swartz                    Assistant Vice President
7601 Technology Way
Denver, CO 80237

Robin Tallman                    Assistant Vice President
7601 Technology Way
Denver, CO 80237

Doug Townsend                    Vice President and Controller and FinOp
7601 Technology Way
Denver, CO 80237

C. Ray Trueblood                 Vice President
7601 Technology Way
Denver, CO 80237

Stephanie Valentine              Assistant Vice President
7601 Technology Way
Denver, CO 80237

Asa Wood                         Assistant Vice President
7601 Technology Way
Denver, CO 80237

Daniel Wright                    Vice President and Chief Compliance Officer
7601 Technology Way
Denver, CO 80237

Phil Wright                      Vice President
7601 Technology Way
Denver, CO 80237

Matthew Yellott                  Assistant Vice President
7601 Technology Way
Denver, CO 80237


         (c)

Name of Principal       Net Underwriting      Compensation on      Brokerage             Compensation
Underwriter             Discounts and         Redemption or        Commissions
                        Commissions           Annuitization


Jackson National Life   Not Applicable        Not Applicable       Not Applicable        Not Applicable
Distributors LLC

Item 30. Location of Accounts and Records

           Jackson National Life Insurance Company
           1 Corporate Way
           Lansing, Michigan 48951

           Jackson National Life Insurance Company
           Institutional Marketing Group Service Center
           1 Corporate Way
           Lansing, Michigan 48951

           Jackson National Life Insurance Company
           7601 Technology Way
           Denver, Colorado 80237

           Jackson National Life Insurance Company
           225 West Wacker Drive, Suite 1200
           Chicago, IL  60606

Item 31. Management Services

           Not Applicable

Item 32. Undertakings and Representations

a.   Jackson  National Life Insurance  Company of New York hereby  undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

b. Jackson National Life Insurance Company of New York hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

c. Jackson National Life Insurance Company of New York hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

d. Jackson National Life Insurance Company of New York represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Jackson National Life Insurance Company of New York.

e. The Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended, is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's industry-wide no-action letter to the American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with IRC Section 403(b)(11).

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this post-effective amendment and has caused this post-effective amendment to be signed on its behalf, in the City of Lansing, and State of Michigan, on this 24th day of October, 2008.

JNLNY Separate Account I
(Registrant)

Jackson National Life Insurance Company of New York

By:  THOMAS J. MEYER
     Thomas J. Meyer
     Senior Vice President, General Counsel,
     Secretary and Director

Jackson National Life Insurance Company of New York
(Depositor)

By:  THOMAS J. MEYER
     Thomas J. Meyer
     Senior Vice President, General Counsel,
     Secretary and Director

As required by the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

*THOMAS J. MEYER                                        October 24, 2008
Clark P. Manning, Jr.                                   Date
President and Chief Executive Officer

*THOMAS J. MEYER                                        October 24, 2008
Andrew B. Hopping,                                      Date
Executive Vice President, Chief Financial Officer and Director

*THOMAS J. MEYER                                        October 24, 2008
Herbert G. May III                                      Date
Chief Administrative Officer and Director

THOMAS J. MEYER                                         October 24, 2008
Thomas J. Meyer                                         Date
Senior Vice President, General Counsel, Secretary and Director

*THOMAS J. MEYER                                        October 24, 2008
John H. Brown                                           Date
Vice President and Director

*THOMAS J. MEYER                                        October 24, 2008
Marianne Clone                                          Date
Vice President and Director

*THOMAS J. MEYER                                        October 24, 2008
Julia A. Goatley                                        Date
Vice President; Senior Counsel; Assistant
Secretary; Chief Compliance Officer, Separate
Accounts; Chief Risk Officer and Director

*THOMAS J. MEYER                                        October 24, 2008
Russell E. Peck                                         Date
Vice President and Director

*THOMAS J. MEYER                                        October 24, 2008
Gregory B. Salsbury                                     Date
Vice President and Director

*THOMAS J. MEYER                                        October 24, 2008
Donald B. Henderson, Jr.                                Date
Director

*THOMAS J. MEYER                                        October 24, 2008
David C. Porteous                                       Date
Director

*THOMAS J. MEYER                                        October 24, 2008
Donald T. DeCarlo                                       Date
Director

*THOMAS J. MEYER                                        October 24, 2008
Gary A. Torgow                                          Date
Director

*THOMAS J. MEYER                                        October 24, 2008
John C. Colpean                                         Date
Director

* Thomas J. Meyer, Senior Vice President,
Secretary, General Counsel and Attorney-in-Fact

                                POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as directors and/or officers of JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK (the Depositor), a New York corporation, hereby appoint Clark P. Manning, Jr., Andrew B. Hopping, Thomas J. Meyer, Patrick W. Garcy, Susan S. Rhee and Anthony L. Dowling (each with power to act without the others) his/her attorney-in-fact and agent, with full power of substitution and resubstitution, for and in his/her name, place and stead, in any and all capacities, to sign applications and registration statements, and any and all amendments, with power to affix the corporate seal and to attest it, and to file the applications, registration statements, and amendments, with all exhibits and requirements, in accordance with the Securities Act of 1933, the Securities and Exchange Act of 1934, and/or the Investment Company Act of 1940. This Power of Attorney concerns JNLNY Separate Account I (333-37175, 333-48822, 333-70384, 333-81266, 333-118370, 333-119659
and 333-137485), JNLNY Separate Account II (333-86933), and JNLNY Separate Account IV (333-109762 and 333-118132), as well as any future separate accounts the Depositor establishes through which securities, particularly variable annuity contracts and variable universal life insurance policies, are to be offered for sale. The undersigned grant to each attorney-in-fact and agent full authority to take all necessary actions to effectuate the above as fully, to all intents and purposes, as he/she could do in person, thereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may lawfully do or cause to be done by virtue hereof. This instrument may be executed in one or more counterparts.

IN WITNESS WHEREOF, the undersigned have executed this Power of Attorney as of the 2nd day of January, 2008.

CLARK P. MANNING, JR.
Clark P. Manning, Jr.
President and Chief Executive Officer

ANDREW B. HOPPING
Andrew B. Hopping
Executive Vice President, Chief Financial Officer and Director

HERBERT G. MAY III
Herbert G. May III
Chief Administrative Officer and Director

THOMAS J. MEYER
Thomas J. Meyer
Senior Vice President, General Counsel and Director

JOHN H. BROWN
John H. Brown
Vice President and Director

MARIANNE CLONE
Marianne Clone
Vice President and Director

JULIA A. GOATLEY
Julia A. Goatley
Vice President, Senior Counsel, Assistant Secretary and Director

RUSSELL E. PECK
Russell E. Peck
Vice President and Director

GREGORY B. SALSBURY
Gregory B. Salsbury
Vice President and Director

DONALD B. HENDERSON, JR.
Donald B. Henderson, Jr.
Director

DAVID L. PORTEUS
David L. Porteous
Director

DONALD T. DECARLO
Donald T. DeCarlo
Director

GARY H. TORGOW
Gary H. Torgow
Director

JOHN C. COLPEAN
John C. Colpean
Director



                                  EXHIBIT LIST

Exhibit No.   Description

4.

hhhh. Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement (7587ANY-A 01/09), attached hereto.

iiii. Specimen of the Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement (7588ANY-A 01/09), attached hereto.

jjjj. Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement (7589ANY-A 01/09), attached hereto.

9.   Opinion and Consent of Counsel, attached hereto.

10.  Consent of Independent Registered Public Accounting Firm, attached hereto.